[Transamerica Life Insurance Company Letterhead]

March 28, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA F
File No. 811-10411, CIK 0001114800
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, Federated Insurance Series, Liberty Variable Investment Trust, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Putnam Variable Trust, Variable Insurance Products Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 19, 2005, AEGON/Transamerica Series Trust, filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2005, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 25, 2005, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577);

•	On September 7, 2005, Liberty Variable Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000898445);

•	On August 28, 2005, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

•	On September 1, 2005, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

Securities and Exchange Commission

March 28, 2006

•	On August 29, 2005, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671);

•	On August 25, 2005, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

•	On September 7, 2005, Wanger Advisors Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith

Assistant General Counsel

Financial Markets Group

Separate Account VA F.docsemi(DarinSig)